Leases - Supplemental Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$ 731	$ 638	$ 2,787	$ 2,273
Operating cash flows for finance leases	7	7	24	21
Financing cash flows for finance leases	91	61	257	243
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	0	0	1,632	0
Finance leases	$ 0	$ 0	$ 53	$ 139
Weighted average remaining lease term:
Operating leases (in years)	8 years	9 years	8 years	9 years
Finance leases (in years)	1 year	2 years	1 year	2 years
Weighted average discount rates:
Operating leases	11.00%	11.80%	11.00%	11.80%
Finance leases	6.20%	5.10%	6.40%	5.10%